Repurchases Of Common Stock (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012
Payments for Repurchase of Equity [Abstract]
Stock Repurchase Program, Authorized Amount	$ 250,000,000.0
Accelerated Stock Repurchase Program Execution Date		Nov. 01, 2012
Notional Amount of Accelerated Share Repurchase Agreement		$ 75,000,000
Accelerated Stock Repurchase Program Settlement Date		Dec. 28, 2012